OTHER EXPENSES/(INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of other expenses, net	Other expenses, net are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Other expenses	13,666	25,067	14,288
Other income	(8,105)	(6,592)	(9,297)
Other expenses, net	5,561	18,475	4,991